Income Taxes - Additional Information (Details)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure Of Income Taxes [Abstract]
Applicable tax rate	27.00%	27.00%	27.00%